Pensions And Postretirement Benefit Plans (Schedule Of Health Care Cost Trend Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Schedule of Health Care Cost Trend Rates
Postretirement benefit expense one-percentage increase	$ 0
Postretirement benefit expense one-percentage decrease	0
Postretirement benefit liability one-percentage increase	0.3
Postretirement benefit liability one-percentage decrease	$ (0.3)